James Advantage Funds
1349 Fairground Road
Xenia, Ohio 45385

November 6, 2017

U.S. Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re: James Advantage Funds (the “Trust”)

File Nos.:	333-37277 811-8411

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective November 1, 2017, do not differ from those filed electronically in the Post-Effective Amendment No. 46 on October 27, 2017.

Sincerely,

/s/ Thomas L. Mangan_______
Thomas L. Mangan
Secretary